Long-term Borrowings, Capital Lease Obligations and License Agreements - Term and Future Minimum Lease Payments under Capital Leases and License Agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Capital Lease obligations
Future minimum lease payments
2018	$ 6,652
2019	6,204
2020	6,127
2021	6,127
2022	6,095
Thereafter	11,484
Total minimum lease payments	42,689
Less amount representing interest	(4,739)
Principal minimum lease payments	37,950
License agreements
Future minimum lease payments
2018	1,449
2019	1,621
2020	1,275
2021	691
2022	39
Total minimum lease payments	5,075
Less amount representing interest	(210)
Principal minimum lease payments	$ 4,865
Minimum | Capital Lease obligations
Various equipment under capital lease arrangements
Term of obligation	1 year
Maximum | Capital Lease obligations
Various equipment under capital lease arrangements
Term of obligation	6 years